Balances and Transactions with Related Parties (Details 2) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 ILS (₪) Individuals	Dec. 31, 2019 USD ($) Individuals	Dec. 31, 2018 ILS (₪) Individuals	Dec. 31, 2017 ILS (₪) Individuals
Statement Line Items [Line Items]
Salaries | ₪	₪ 1,399		₪ 485	₪ 209
Short-term employee benefits | ₪	1,855		1,901	1,972
Other employees benefits | ₪	110		95	94
Share-based compensation | ₪	3,684		239	398
Compensation of key officers | ₪	₪ 9,048		₪ 2,720	₪ 2,673
Number of key officers | Individuals	11	11	9	8
USD [Member]
Statement Line Items [Line Items]
Salaries | $		$ 984
Short-term employee benefits | $		536
Other employees benefits | $		32
Share-based compensation | $		1,066
Compensation of key officers | $		$ 2,618
Number of key officers | Individuals	11	11